Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 68.8	$ 192.9	$ 128.3
Trade receivables, net of allowance for doubtful accounts of $25.4 and $28.7	403.9	342.0	426.3
Other receivables	51.8	71.0	88.3
Inventories	327.5	282.4	209.0
Prepaid expenses and other current assets	63.6	62.0	71.4
Total current assets	915.6	950.3	923.3
Property and equipment, net	187.9	188.3	172.2
Goodwill	459.5	467.0	416.9
Intangible assets, net	2,193.8	2,311.4	2,262.9
Other non-current assets	338.9	369.1	438.2
Total assets	4,095.7	4,286.1	4,213.5
Current liabilities:
Short-term borrowings	16.5	0.4	0.6
Current portion of long-term debt	11.4	13.2	11.2
Accounts payable	396.8	404.6	419.6
Accrued restructuring costs	15.9	26.3	13.4
Other current liabilities	392.1	512.4
Total current liabilities	832.7	956.9	893.6
Long-term debt, less current portion	1,966.4	2,686.7	2,510.7
Preferred equity certificates	0.0	641.7	588.4
Deferred taxes	164.1	181.1	221.0
Other non-current liabilities	563.6	328.3	321.0
Total liabilities	3,526.8	4,794.7	4,534.7
Commitments and contingencies
Stockholders' equity:
Preferred shares, $0.0001 par value per share, 200,000,000 and 0 shares authorized, 0 and 0 shares outstanding in 2021 and 2020, respectively	0.0	0.0
Additional paid-in capital	1,433.7	247.2	242.2
Accumulated deficit	(684.4)	(545.3)	(501.1)
Accumulated other comprehensive loss	(180.4)	(212.7)	(64.5)
Total stockholders' equity	568.9	(508.6)	(321.2)
Total liabilities and stockholders' equity	4,095.7	4,286.1	4,213.5
Common Stock
Stockholders' equity:
Common stock	0.0	2.2	$ 2.2
Ordinary Shares
Stockholders' equity:
Common stock	$ 0.0	$ 0.0